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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	07/31/14

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	APG-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.07%

Australia–9.30%

Amcor Ltd.	2,148,848	$20,652,301
BHP Billiton Ltd.	131,137	4,662,368
Brambles Ltd.	1,626,177	14,122,077
Coca-Cola Amatil Ltd.	1,313,510	11,243,175
Computershare Ltd.	1,537,135	18,589,488
CSL Ltd.	188,086	11,774,223
		81,043,632

China–21.41%

Baidu, Inc. -ADR(a)	85,209	18,409,404
Belle International Holdings Ltd.	11,400,000	14,207,056
China Mobile Ltd.	1,052,500	11,641,907
CNOOC Ltd.	5,641,500	10,009,863
Franshion Properties China Ltd.	25,236,000	7,470,499
Golden Eagle Retail Group Ltd.	7,317,000	9,454,468
Industrial & Commercial Bank of China Ltd. -Class H	40,586,000	27,815,366
Lee & Man Paper Manufacturing Ltd.	41,610,000	25,285,931
Minth Group Ltd.	11,072,000	21,237,886
NetEase, Inc. -ADR	119,013	10,001,853
Stella International Holdings Ltd.	8,864,000	24,704,507
Want Want China Holdings Ltd.	4,678,000	6,398,763
		186,637,503

Hong Kong–11.50%

Cheung Kong (Holdings) Ltd.	1,174,000	22,743,609
First Pacific Co. Ltd.	9,550,000	11,498,536
Galaxy Entertainment Group Ltd.	1,417,000	11,875,812
Hongkong Land Holdings Ltd.	3,391,000	23,161,568
Hutchison Whampoa Ltd.	2,271,000	30,932,271
		100,211,796

Indonesia–9.40%

PT Bank Central Asia Tbk	10,073,500	10,090,898
PT Bank Mandiri Persero Tbk	26,449,000	22,445,627
PT Indocement Tunggal Prakarsa Tbk	3,197,700	6,889,691
PT Perusahaan Gas Negara Persero Tbk	38,970,100	19,855,232
PT Summarecon Agung Tbk	28,392,800	3,130,793
PT Telekomunikasi Indonesia Persero Tbk	85,772,900	19,540,558
		81,952,799

Malaysia–4.41%

Kossan Rubber Industries Berhad	14,912,400	18,712,246
Public Bank Berhad	3,179,600	19,680,348
		38,392,594

Philippines–9.83%

Ayala Corp.	454,150	6,875,994
Energy Development Corp.	89,841,450	12,673,701
First Gen Corp.	27,670,789	14,166,476

	Shares	Value

Philippines–(continued)

GMA Holdings, Inc. -PDR	48,103,500	$7,995,928
Manila Water Co.	1,137,400	698,463
Metro Pacific Investments Corp.	80,378,000	9,227,208
Philippine Long Distance Telephone Co.	354,490	24,917,652
SM Investments Corp.	497,181	9,117,654
		85,673,076

Singapore–7.25%

Avago Technologies Ltd.	208,699	14,479,537
Keppel Corp. Ltd.	2,068,200	18,151,894
Keppel REIT	8,755,000	8,917,950
United Overseas Bank Ltd.	1,122,000	21,658,224
		63,207,605

South Korea–5.23%

Hyundai Department Store Co., Ltd.	100,471	14,364,296
Hyundai Mobis Co., Ltd.	54,467	16,200,374
Samsung Electronics Co., Ltd.	11,496	14,979,776
		45,544,446

Taiwan–2.54%

Taiwan Semiconductor Manufacturing Co. Ltd.	5,513,464	22,128,665

Thailand–7.20%

Kasikornbank PCL	4,298,200	28,202,592
Major Cineplex Group PCL	18,358,200	11,292,089
Siam Commercial Bank PCL (The)	2,975,600	16,603,830
Thai Stanley Electric PCL	960,700	6,625,517
		62,724,028
Total Common Stocks & Other Equity Interests (Cost $527,550,975)		767,516,144

Money Market Funds–11.04%

Liquid Assets Portfolio –Institutional Class (b)	48,127,841	48,127,841
Premier Portfolio –Institutional Class (b)	48,127,840	48,127,840
Total Money Market Funds (Cost $96,255,681)		96,255,681

TOTAL INVESTMENTS–99.11% (Cost $623,806,656)		863,771,825
OTHER ASSETS LESS LIABILITIES–0.89%		7,755,755
NET ASSETS–100.00%		$871,527,580

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Investment Abbreviations:

ADR	—American Depositary Receipt
PDR	—Philippine Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Asia Pacific Growth Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Asia Pacific Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $335,940,575 and from Level 2 to Level 1 of $48,886,067, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$81,043,632	$—	$81,043,632
China	53,115,764	133,521,739	—	186,637,503
Hong Kong	—	100,211,796	—	100,211,796
Indonesia	36,835,821	45,116,978	—	81,952,799
Malaysia	38,392,594	—	—	38,392,594
Philippines	30,160,124	55,512,952	—	85,673,076
Singapore	14,479,537	48,728,068	—	63,207,605
South Korea	—	45,544,446	—	45,544,446
Taiwan	—	22,128,665	—	22,128,665
Thailand	—	62,724,028	—	62,724,028
United States	96,255,681	—	—	96,255,681
Total Investments	$269,239,521	$594,532,304	$—	$863,771,825

Invesco Asia Pacific Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $105,040,639 and $74,713,883, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$250,103,081
Aggregate unrealized (depreciation) of investment securities	(10,757,993)
Net unrealized appreciation of investment securities	$239,345,088
Cost of investments for tax purposes is $624,426,737.

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	EGR-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.15%

Belgium–1.28%

Anheuser-Busch InBev N.V.	225,571	$24,385,017

Denmark–2.73%

Carlsberg AS -Class B	306,410	29,290,155
Novo Nordisk AS -Class B	496,488	22,910,674
		52,200,829

France–5.37%

Metropole Television S.A.	407,516	7,466,195
Publicis Groupe S.A.	378,628	27,486,309
Schneider Electric S.E.	263,263	22,144,601
Total S.A.	356,736	23,009,056
Vicat S.A.	281,820	22,413,197
		102,519,358

Germany–11.60%

adidas AG	148,938	11,847,132
Allianz S.E.	176,695	29,531,114
Brenntag AG	41,769	6,705,474
Deutsche Boerse AG	411,086	29,909,449
Deutsche Post AG	454,445	14,576,369
GEA Group AG	422,938	19,023,404
MorphoSys AG (a)	330,115	31,655,784
MTU Aero Engines AG	223,860	19,380,293
ProSiebenSat.1 Media AG	321,726	13,522,629
SAP S.E.	575,063	45,319,366
		221,471,014

Ireland–3.76%

DCC PLC	681,736	38,847,102
Shire PLC	398,819	32,930,430
		71,777,532

Israel–0.72%

Israel Chemicals Ltd.	1,695,454	13,832,905

Italy–3.24%

Ansaldo STS S.p.A.	715,138	6,990,756
Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	1,014,502	21,420,655
Prada S.p.A.	2,446,400	17,278,704
Saipem S.p.A. (a)	692,306	16,105,727
		61,795,842

Netherlands–1.21%

Aalberts Industries N.V.	213,139	6,481,707
Unilever N.V.	405,842	16,705,616
		23,187,323

Norway–2.27%

Prosafe S.E.	4,074,252	30,237,163

	Shares	Value

Norway–(continued)

TGS Nopec Geophysical Co. ASA	464,767	$13,111,539
		43,348,702

Russia–1.40%

Sberbank of Russia -Preference Shares(a)	16,731,745	26,794,836

Spain–0.76%

Construcciones y Auxiliar de Ferrocarriles S.A.	34,764	14,437,484

Sweden–3.76%

Intrum Justitia AB	827,756	25,289,573
Investor AB -Class B	656,253	23,585,944
Telefonaktiebolaget LM Ericsson – Class B	1,839,236	22,859,592
		71,735,109

Switzerland–12.84%

ABB Ltd.	960,368	22,095,287
Aryzta AG	542,511	49,088,230
Dufry AG (a)	135,196	23,149,298
Julius Baer Group Ltd.	513,404	21,774,895
Kuoni Reisen Holding AG	54,899	18,572,933
Novartis AG	190,405	16,619,423
Roche Holding AG	112,860	32,786,662
Syngenta AG	69,229	24,615,376
Tecan Group AG	105,086	11,956,308
UBS AG	1,429,044	24,541,336
		245,199,748

Turkey–2.54%

Haci Omer Sabanci Holding A.S.	8,101,545	37,749,200
Tupras-Turkiye Petrol Rafinerileri A.S.	436,527	10,653,889
		48,403,089

Turkmenistan–1.45%

Dragon Oil PLC	2,918,345	27,688,335

United Kingdom–33.22%

Aberdeen Asset Management PLC	3,727,225	25,869,965
Amlin PLC	2,691,771	20,700,799
Balfour Beatty PLC	3,462,611	13,906,634
British American Tobacco PLC	686,043	40,147,882
British Sky Broadcasting Group PLC	3,497,774	51,661,632
Bunzl PLC	628,341	16,811,513
Catlin Group Ltd.	2,453,069	20,892,713
Centrica PLC	2,623,166	13,683,845
Compass Group PLC	2,132,248	34,702,502
Halma PLC	1,116,661	10,559,505
HomeServe PLC	2,201,991	11,133,617
IG Group Holdings PLC	2,629,740	27,048,482
Informa PLC	2,792,356	22,889,592
John Wood Group PLC	2,095,113	26,390,154
Kingfisher PLC	2,156,395	10,883,918

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

	Shares	Value

United Kingdom–(continued)

Lancashire Holdings Ltd.	1,171,980	$12,118,537
Micro Focus International PLC	1,519,493	21,685,828
Next PLC	146,488	16,697,411
Reed Elsevier PLC	3,059,823	49,305,587
Royal Dutch Shell PLC -Class B	810,893	34,933,969
Savills PLC	1,055,560	10,567,238
Smith & Nephew PLC	1,357,665	23,369,730
Smiths Group PLC	1,087,602	23,331,556
UBM PLC	1,313,785	13,690,555
Ultra Electronics Holdings PLC	690,708	20,644,765
William Hill PLC	4,133,916	24,488,912
WPP PLC	1,820,351	36,215,851
		634,332,692
Total Common Stocks & Other Equity Interests (Cost $1,311,413,005)		1,683,109,815

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

	Shares	Value

Money Market Funds–11.30%

Liquid Assets Portfolio –Institutional Class (b)	107,840,710	$107,840,710
Premier Portfolio –Institutional Class (b)	107,840,711	107,840,711
Total Money Market Funds (Cost $215,681,421)		215,681,421
TOTAL INVESTMENTS–99.45% (Cost $1,527,094,426)		1,898,791,236
OTHER ASSETS LESS LIABILITIES–0.55%		10,437,653
NET ASSETS–100.00%		$1,909,228,889

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco European Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco European Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $266,597,295 and from Level 2 to Level 1 of $185,524,647, due to foreign fair value adjustments.

Invesco European Growth Fund

	Level 1	Level 2	Level 3	Total
Belgium	$—	$24,385,017	$—	$24,385,017
Denmark	—	52,200,829	—	52,200,829
France	—	102,519,358	—	102,519,358
Germany	76,546,791	144,924,223	—	221,471,014
Ireland	32,930,430	38,847,102	—	71,777,532
Israel	—	13,832,905	—	13,832,905
Italy	21,420,655	40,375,187	—	61,795,842
Netherlands	—	23,187,323	—	23,187,323
Norway	—	43,348,702	—	43,348,702
Russia	—	26,794,836	—	26,794,836
Spain	—	14,437,484	—	14,437,484
Sweden	—	71,735,109	—	71,735,109
Switzerland	11,956,308	233,243,440	—	245,199,748
Turkey	—	48,403,089	—	48,403,089
Turkmenistan	27,688,335	—	—	27,688,335
United Kingdom	131,608,171	502,724,521	—	634,332,692
United States	215,681,421	—	—	215,681,421
Total Investments	$517,832,111	$1,380,959,125	$—	$1,898,791,236

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $619,901,592 and $161,355,747, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$394,561,328
Aggregate unrealized (depreciation) of investment securities	(27,794,004)
Net unrealized appreciation of investment securities	$366,767,324
Cost of investments for tax purposes is $1,532,023,912.

Invesco European Growth Fund

Invesco Global Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	GLG-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.87%

Australia–1.99%

Amcor Ltd.	522,640	$5,023,025
Brambles Ltd.	251,276	2,182,136
		7,205,161

Belgium–1.17%

Anheuser-Busch InBev N.V.	39,229	4,240,793

Brazil–4.61%

Banco Bradesco S.A. -ADR	273,083	4,172,708
BM&FBovespa S.A.	1,218,400	6,496,272
BRF S.A.	127,341	3,119,838
Cielo S.A.	156,664	2,869,021
		16,657,839

Canada–4.78%

Cenovus Energy Inc.	98,909	3,038,120
CGI Group Inc. -Class A (a)	128,528	4,610,410
Encana Corp.	171,948	3,702,962
Suncor Energy, Inc.	143,640	5,898,159
		17,249,651

China–3.87%

Baidu, Inc. -ADR(a)	21,359	4,614,612
Great Wall Motor Co. Ltd. -Class H	854,000	3,509,560
Industrial & Commercial Bank of China Ltd. -Class H	4,700,000	3,221,116
NetEase, Inc. -ADR	31,353	2,634,906
		13,980,194

Denmark–2.27%

Carlsberg AS -Class B	45,003	4,301,899
Novo Nordisk AS -Class B	84,169	3,884,018
		8,185,917

France–2.62%

Publicis Groupe S.A.	29,414	2,135,294
Schneider Electric S.E.	41,586	3,498,043
Total S.A.	59,424	3,832,779
		9,466,116

Germany–4.45%

adidas AG	26,340	2,095,190
Deutsche Boerse AG	56,666	4,122,857
Deutsche Post AG	43,425	1,392,861
ProSiebenSat.1 Media AG	59,419	2,497,470
SAP S.E.	75,824	5,975,512
		16,083,890

Hong Kong–2.60%

Galaxy Entertainment Group Ltd.	718,000	6,017,525

	Shares	Value

Hong Kong–(continued)

Hutchison Whampoa Ltd.	249,000	$3,391,517
		9,409,042

Indonesia–1.15%

PT Bank Mandiri Persero Tbk	4,905,000	4,162,570

Israel–2.91%

Check Point Software Technologies Ltd. (a)	49,325	3,347,688
Teva Pharmaceutical Industries Ltd. -ADR	133,859	7,161,456
		10,509,144

Italy–0.90%

Prada S.p.A.	462,300	3,265,184

Japan–4.38%

FANUC Corp.	19,600	3,395,642
Japan Tobacco, Inc.	89,100	3,108,970
Keyence Corp.	5,800	2,520,637
Komatsu Ltd.	130,400	2,868,044
Toyota Motor Corp.	66,300	3,922,395
		15,815,688

Mexico–0.92%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	2,370	222,519
Grupo Televisa S.A.B. -ADR	87,469	3,113,022
		3,335,541

Netherlands–0.78%

Unilever N.V.	67,976	2,798,086

Singapore–2.34%

Avago Technologies Ltd.	52,601	3,649,457
United Overseas Bank Ltd.	248,000	4,787,201
		8,436,658

South Korea–2.31%

Hyundai Mobis Co., Ltd.	12,551	3,733,103
Samsung Electronics Co., Ltd.	3,536	4,607,558
		8,340,661

Spain–0.97%

Amadeus IT Holding S.A. -Class A	88,759	3,490,271

Sweden–1.07%

Telefonaktiebolaget LM Ericsson -Class B	309,740	3,849,713

Switzerland–5.75%

ABB Ltd.	175,407	4,035,607
Julius Baer Group Ltd.	63,637	2,699,022
Novartis AG	33,676	2,939,396
Roche Holding AG	16,311	4,738,466

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

	Shares	Value

Switzerland–(continued)

Syngenta AG	11,142	$3,961,700
UBS AG	140,095	2,405,887
		20,780,078

Taiwan–1.39%

Taiwan Semiconductor Manufacturing Co. Ltd.	1,247,428	5,006,638

Thailand–0.95%

Kasikornbank PCL -NVDR	532,100	3,435,560

Turkey–0.73%

Akbank T.A.S.	672,267	2,650,315

United Kingdom–11.03%

Aberdeen Asset Management PLC	422,639	2,933,457
British American Tobacco PLC	58,179	3,404,690
British Sky Broadcasting Group PLC	327,839	4,842,136
Compass Group PLC	238,351	3,879,178
Kingfisher PLC	392,177	1,979,425
Next PLC	26,268	2,994,154
Reed Elsevier PLC	424,472	6,839,886
Royal Dutch Shell PLC -Class B	90,298	3,890,116
Smith & Nephew PLC	236,439	4,069,867
WPP PLC	252,923	5,031,899
		39,864,808

United States–31.93%

Aon PLC	35,568	3,000,516
Apple Inc.	75,823	7,246,404
Cadence Design Systems, Inc. (a)	255,190	4,294,848
Cameron International Corp. (a)	71,502	5,070,207
Cardinal Health, Inc.	43,164	3,092,701
Celgene Corp. (a)	41,319	3,600,951
Cisco Systems, Inc.	202,472	5,108,368
Citrix Systems, Inc. (a)	58,272	3,946,763
Comcast Corp. -Class A	88,501	4,755,159
DIRECTV (a)	44,774	3,852,803
Dollar General Corp. (a)	63,673	3,516,660
EMC Corp.	220,078	6,448,285
Expedia, Inc.	64,824	5,148,322
Express Scripts Holding Co. (a)	59,488	4,143,339
First Republic Bank	52,416	2,448,875
Garmin Ltd.	44,218	2,433,759
Gilead Sciences, Inc. (a)	73,327	6,713,087
Google Inc. -Class A (a)	5,057	2,930,784
Google Inc. -Class C (a)	5,057	2,890,581
Ingersoll-Rand PLC	57,372	3,372,900
JPMorgan Chase & Co.	72,689	4,191,975
Macy’s, Inc.	84,054	4,857,481
Microsoft Corp.	105,339	4,546,431
Newell Rubbermaid Inc.	116,421	3,781,354
Occidental Petroleum Corp.	35,469	3,465,676
QUALCOMM, Inc.	36,510	2,690,787
Scripps Networks Interactive Inc. -Class A	32,445	2,673,792

	Shares	Value

United States–(continued)

Urban Outfitters, Inc. (a)	143,723	$5,135,223
		115,358,031
Total Common Stocks & Other Equity Interests (Cost $244,951,990)		353,577,549

Money Market Funds–3.09%

Liquid Assets Portfolio –Institutional Class (b)	5,586,659	5,586,659
Premier Portfolio –Institutional Class (b)	5,586,660	5,586,660
Total Money Market Funds (Cost $11,173,319)		11,173,319
TOTAL INVESTMENTS–100.96% (Cost $256,125,309)		364,750,868
OTHER ASSETS LESS LIABILITIES–(0.96)%		(3,458,264)
NET ASSETS–100.00%		$361,292,604

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Growth Fund

A.	Security Valuations – (continued)

Changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco Global Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $38,369,203 and from Level 2 to Level 1 of $6,839,886, due to foreign fair value adjustments.

Invesco Global Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$7,205,161	$—	$7,205,161
Belgium	—	4,240,793	—	4,240,793
Brazil	16,657,839	—	—	16,657,839
Canada	17,249,651	—	—	17,249,651
China	7,249,518	6,730,676	—	13,980,194
Denmark	—	8,185,917	—	8,185,917
France	—	9,466,116	—	9,466,116
Germany	8,070,702	8,013,188	—	16,083,890
Hong Kong	—	9,409,042	—	9,409,042
Indonesia	—	4,162,570	—	4,162,570
Israel	10,509,144	—	—	10,509,144
Italy	—	3,265,184	—	3,265,184
Japan	—	15,815,688	—	15,815,688
Mexico	3,335,541	—	—	3,335,541
Netherlands	—	2,798,086	—	2,798,086
Singapore	3,649,457	4,787,201	—	8,436,658
South Korea	—	8,340,661	—	8,340,661
Spain	—	3,490,271	—	3,490,271
Sweden	—	3,849,713	—	3,849,713
Switzerland	—	20,780,078	—	20,780,078
Taiwan	—	5,006,638	—	5,006,638
Thailand	—	3,435,560	—	3,435,560
Turkey	—	2,650,315	—	2,650,315
United Kingdom	6,839,886	33,024,922	—	39,864,808
United States	126,531,350	—	—	126,531,350
Total Investments	$200,093,088	$164,657,780	$—	$364,750,868

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $74,690,628 and $102,945,769, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$110,205,508
Aggregate unrealized (depreciation) of investment securities	(1,667,146)
Net unrealized appreciation of investment securities	$108,538,362
Cost of investments for tax purposes is $256,212,506.

Invesco Global Growth Fund

Invesco Global Opportunities Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	GLOPP-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–102.49%

Cambodia–1.89%

NagaCorp Ltd.	520,000	$457,125

China–2.02%

NetEase, Inc. -ADR	5,793	486,844

Finland–1.78%

Sanitec Corp.	37,510	430,288

France–3.05%

Remy Cointreau S.A.	3,952	323,565
Safran S.A.	7,073	414,210
		737,775

Germany–9.20%

Beiersdorf AG	10,673	965,152
SAP S.E.	15,957	1,257,534
		2,222,686

Hong Kong–5.44%

Hutchison Whampoa Ltd.	43,000	585,684
Standard Chartered PLC	35,000	729,797
		1,315,481

Japan–1.15%

Sumitomo Mitsui Financial Group, Inc.	6,800	278,397

Norway–1.22%

Statoil ASA	10,350	295,074

South Korea–2.61%

Samsung Electronics Co., Ltd.	484	630,672

Spain–2.56%

Mediaset Espana Comunicacion S.A. (a)	53,274	618,134

Switzerland–8.85%

Holcim Ltd.	10,176	816,274
Novartis AG	9,040	789,053
Roche Holding AG	1,833	532,500
		2,137,827

United Kingdom–25.87%

Booker Group PLC	562,526	1,180,533
British American Tobacco PLC	10,063	588,896
DS Smith PLC	176,418	776,938
Friends Life Group Ltd.	93,585	523,054
HSBC Holdings PLC	43,200	464,116
International Consolidated Airlines Group S.A. (a)	63,877	354,863
Rio Tinto Ltd.	12,186	742,664
Rolls-Royce Holdings PLC	36,693	639,204

	Shares	Value

United Kingdom–(continued)

Thomas Cook Group PLC (a)	477,518	$980,878
		6,251,146

United States–36.85%

Citigroup Inc.	26,681	1,304,968
First Republic Bank	23,492	1,097,546
Google Inc. -Class A (a)	664	384,821
Google Inc. -Class C (a)	440	251,504
J. C. Penney Co., Inc. (a)	49,289	462,331
JPMorgan Chase & Co.	19,080	1,100,344
MasterCard, Inc. -Class A	15,671	1,162,005
McGraw Hill Financial, Inc.	11,416	915,791
Mead Johnson Nutrition Co.	8,188	748,711
Samsonite International S.A.	152,400	474,892
United Technologies Corp.	4,663	490,314
WESCO International, Inc. (a)	6,530	512,540
		8,905,767
TOTAL INVESTMENTS–102.49% (Cost $23,755,753)		24,767,216
OTHER ASSETS LESS LIABILITIES–(2.49)%		(602,160)
NET ASSETS–100.00%		$24,165,056

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule.

Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco Global Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $1,199,638, due to foreign fair value adjustments.

Invesco Global Opportunities Fund

	Level 1	Level 2	Level 3	Total
Cambodia	$—	$457,125	$—	$457,125
China	486,844	—	—	486,844
Finland	—	430,288	—	430,288
France	323,565	414,210	—	737,775
Germany	2,222,686	—	—	2,222,686
Hong Kong	729,797	585,684	—	1,315,481
Japan	—	278,397	—	278,397
Norway	—	295,074	—	295,074
South Korea	—	630,672	—	630,672
Spain	—	618,134	—	618,134
Switzerland	816,274	1,321,553	—	2,137,827
United Kingdom	—	6,251,146	—	6,251,146
United States	8,905,767	—	—	8,905,767
Total Investments	$13,484,933	$11,282,283	$—	$24,767,216

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $21,231,236 and $13,863,256 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,565,349
Aggregate unrealized (depreciation) of investment securities	(582,615)
Net unrealized appreciation of investment securities	$982,734
Cost of investments for tax purposes is $23,784,482

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	GSMG-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.61%

Australia–1.31%

Computershare Ltd.	706,036	$8,538,513

Brazil–6.11%

CETIP S.A. - Mercados Organizados	997,765	14,069,128
Cielo S.A.	946,452	17,332,575
Duratex S.A.	2,245,113	8,300,211
		39,701,914

Canada–8.92%

Fairfax Financial Holdings Ltd.	20,671	9,732,604
MacDonald, Dettwiler and Associates Ltd.	49,300	3,684,274
Onex Corp.	253,123	14,730,491
Open Text Corp.	125,290	6,968,344
Paramount Resources Ltd. -Class A (a)	272,410	13,936,559
Precision Drilling Corp.	348,455	4,343,303
TransForce, Inc.	180,000	4,551,591
		57,947,166

China–2.04%

Lee & Man Paper Manufacturing Ltd.	12,159,000	7,388,889
NetEase, Inc. -ADR	69,458	5,837,250
		13,226,139

Germany–5.28%

Brenntag AG	29,717	4,770,681
Deutsche Boerse AG	151,855	11,048,538
MorphoSys AG (a)	157,821	15,133,961
MTU Aero Engines AG	39,000	3,376,358
		34,329,538

Hong Kong–1.62%

Hongkong Land Holdings Ltd.	1,545,000	10,552,823

Indonesia–1.36%

PT Perusahaan Gas Negara Persero Tbk	17,335,000	8,832,168

Ireland–4.76%

DCC PLC	366,961	20,910,399
Shire PLC	121,140	10,002,513
		30,912,912

Israel–0.78%

Israel Chemicals Ltd.	624,624	5,096,195

Italy–0.85%

Saipem S.p.A. (a)	236,480	5,501,443

Japan–3.09%

EXEDY Corp.	339,300	10,016,705
THK Co., Ltd.	417,300	10,050,332
		20,067,037

	Shares	Value

Netherlands–0.75%

NXP Semiconductors N.V. (a)	78,045	$4,866,106

Philippines–1.95%

Ayala Corp.	364,019	5,511,379
Energy Development Corp.	50,672,100	7,148,182
		12,659,561

Switzerland–3.74%

Aryzta AG	179,214	16,215,889
Foster Wheeler AG	76,684	2,527,504
Tecan Group AG	49,036	5,579,140
		24,322,533

Thailand–1.98%

Siam Commercial Bank PCL (The)	2,302,100	12,845,704

Turkey–2.64%

Haci Omer Sabanci Holding A.S.	1,770,697	8,250,574
Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	8,874,885
		17,125,459

Turkmenistan–1.30%

Dragon Oil PLC	887,085	8,416,382

United Kingdom–17.25%

Aberdeen Asset Management PLC	611,000	4,240,836
Bunzl PLC	355,093	9,500,654
Compass Group PLC	431,721	7,026,298
HomeServe PLC	1,650,642	8,345,908
IG Group Holdings PLC	1,623,859	16,702,382
Informa PLC	1,064,791	8,728,340
John Wood Group PLC	575,000	7,242,730
Lancashire Holdings Ltd.	637,330	6,590,136
Micro Focus International PLC	927,956	13,243,558
Savills PLC	352,000	3,523,881
Smiths Group PLC	396,534	8,506,563
UBM PLC	424,848	4,427,212
Ultra Electronics Holdings PLC	266,074	7,952,760
William Hill PLC	1,019,541	6,039,661
		112,070,919

United States–25.88%

Actavis PLC (a)	21,267	4,556,667
Alliance Data Systems Corp. (a)	12,619	3,309,838
Ameriprise Financial, Inc.	37,183	4,447,087
AMETEK, Inc.	68,800	3,349,872
Amphenol Corp. -Class A	51,953	4,996,320
B/E Aerospace, Inc. (a)	29,801	2,537,257
Baker Hughes Inc.	48,509	3,335,964
Brunswick Corp.	83,372	3,362,393
Cadence Design Systems, Inc. (a)	178,068	2,996,884
Carlisle Cos. Inc.	47,105	3,769,342
Cavium Inc. (a)	57,914	2,701,688
Cinemark Holdings, Inc.	161,260	5,289,328

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United States–(continued)

Cognex Corp. (a)	86,804	$3,557,228
Constellation Brands, Inc. -Class A (a)	28,163	2,344,851
Delta Air Lines, Inc.	52,777	1,977,026
Discover Financial Services	65,493	3,999,003
EQT Corp.	25,494	2,391,847
Flowserve Corp.	40,577	3,004,321
Gartner, Inc. (a)	45,511	3,113,863
Harman International Industries, Inc.	42,057	4,565,287
Illumina, Inc. (a)	22,558	3,607,250
Intercontinental Exchange, Inc.	23,426	4,502,946
ITT Corp.	77,443	3,560,055
KAR Auction Services Inc.	91,882	2,693,061
Kroger Co. (The)	50,376	2,467,416
Lennox International Inc.	41,565	3,546,326
LKQ Corp. (a)	212,894	5,568,243
MasTec Inc. (a)	85,440	2,323,114
Mead Johnson Nutrition Co.	56,586	5,174,224
Medivation Inc. (a)	48,670	3,612,774
Michael Kors Holdings Ltd. (a)	24,368	1,985,505
O’Reilly Automotive, Inc. (a)	26,564	3,984,600
Owens Corning Inc.	62,290	2,120,974
Palo Alto Networks, Inc. (a)	46,962	3,797,347
Pandora Media Inc. (a)	96,248	2,417,750
PPG Industries, Inc.	32,930	6,531,995
SBA Communications Corp. -Class A (a)	49,228	5,263,950
Stone Energy Corp. (a)	59,582	2,267,095
Superior Energy Services, Inc.	98,533	3,310,709
Team Health Holdings, Inc. (a)	103,991	5,880,691
Tesla Motors, Inc. (a)	11,099	2,478,407
Tractor Supply Co.	43,855	2,726,465
Under Armour, Inc. -Class A (a)	54,198	3,617,716
Universal Health Services, Inc. -Class B	63,007	6,716,546
Wynn Resorts Ltd.	20,170	4,300,244
Yelp Inc. (a)	60,961	4,094,141
		168,155,610
Total Common Stocks & Other Equity Interests (Cost $387,216,659)		595,168,122

Money Market Funds–7.75%

Liquid Assets Portfolio –Institutional Class (b)	25,188,800	25,188,800
Premier Portfolio –Institutional Class (b)	25,188,801	25,188,801
Total Money Market Funds (Cost $50,377,601)		50,377,601
TOTAL INVESTMENTS–99.36% (Cost $437,594,260)		645,545,723
OTHER ASSETS LESS LIABILITIES–0.64%		4,149,676
NET ASSETS–100.00%		$649,695,399

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Global Small & Mid Cap Growth Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Global Small & Mid Cap Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $127,290,147 and from Level 2 to Level 1 of $21,795,253, due to foreign fair value adjustments.

Invesco Global Small & Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$8,538,513	$—	$8,538,513
Brazil	39,701,914	—	—	39,701,914
Canada	57,947,166	—	—	57,947,166
China	5,837,250	7,388,889	—	13,226,139
Germany	3,376,358	30,953,180	—	34,329,538
Hong Kong	—	10,552,823	—	10,552,823
Indonesia	8,832,168	—	—	8,832,168
Ireland	10,002,513	20,910,399	—	30,912,912
Israel	—	5,096,195	—	5,096,195
Italy	—	5,501,443	—	5,501,443
Japan	—	20,067,037	—	20,067,037
Netherlands	4,866,106	—	—	4,866,106
Philippines	5,511,379	7,148,182	—	12,659,561
Switzerland	8,106,644	16,215,889	—	24,322,533
Thailand	—	12,845,704	—	12,845,704
Turkey	—	17,125,459	—	17,125,459
Turkmenistan	8,416,382	—	—	8,416,382
United Kingdom	18,459,925	93,610,994	—	112,070,919
United States	218,533,211	—	—	218,533,211
Total Investments	$389,591,016	$255,954,707	$—	$645,545,723

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $124,599,495 and $168,332,810, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$219,392,182
Aggregate unrealized (depreciation) of investment securities	(12,388,274)
Net unrealized appreciation of investment securities	$207,003,908
Cost of investments for tax purposes is $438,541,815

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	I-ICE-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.34%

Australia–0.97%

Australia and New Zealand Banking Group Ltd.	41,325	$1,291,231

Canada–11.01%

Agrium Inc.	22,462	2,047,806
CAE, Inc.	45,479	580,636
Hudson’s Bay Co.	79,014	1,192,856
Intact Financial Corp.	31,119	2,075,551
Metro Inc. (a)	20,339	1,326,148
Peyto Exploration & Development Corp. (a)	43,200	1,452,151
Suncor Energy, Inc.	58,236	2,391,292
Toronto-Dominion Bank (The)	28,430	1,486,819
Vermilion Energy, Inc. (a)	31,845	2,101,776
		14,655,035

China–1.21%

China Mobile Ltd.	146,000	1,614,934

Finland–1.82%

Sampo Oyj -Class A	48,887	2,427,334

France–11.75%

BNP Paribas S.A.	9,773	644,419
Bouygues S.A.	31,904	1,255,510
Casino Guichard-Perrachon S.A.	11,000	1,324,758
Danone	36,550	2,639,487
Edenred	39,994	1,247,084
Lafarge S.A.	5,364	417,194
LVMH Moet Hennessy Louis Vuitton S.A.	15,630	2,681,358
Orpea	11,015	722,430
Publicis Groupe S.A.	10,861	788,449
Sanofi	37,390	3,922,506
		15,643,195

Germany–6.20%

Bayer AG	13,523	1,791,040
Daimler AG	12,557	1,040,362
Muenchener Rueckversicherungs-Gesellschaft AG	8,529	1,814,220
SAP S.E.	31,662	2,495,208
Siemens AG	9,014	1,115,161
		8,255,991

Ireland–1.67%

CRH PLC	37,354	872,785
Shire PLC -ADR	5,487	1,352,546
		2,225,331

Israel–1.64%

Teva Pharmaceutical Industries Ltd. -ADR	40,742	2,179,697

	Shares	Value

Italy–2.26%

Fiat S.p.A. (a)(b)	133,135	$1,281,775
Prada S.p.A.	243,500	1,719,819
		3,001,594

Japan–14.18%

Asahi Group Holdings, Ltd.	42,997	1,302,877
ASICS Corp.	28,000	594,089
Daiwa House Industry Co., Ltd.	30,000	610,588
Isuzu Motors Ltd.	183,000	1,274,360
KDDI Corp.	21,400	1,232,668
Komatsu Ltd.	27,400	602,641
Mitsubishi Corp.	52,300	1,103,193
Mitsubishi UFJ Financial Group, Inc.	234,100	1,385,796
Nintendo Co., Ltd. (a)	12,000	1,335,289
Nissan Motor Co., Ltd.	241,500	2,381,587
NTT DoCoMo, Inc.	79,100	1,394,788
Sumitomo Corp.	192,900	2,525,453
Tokio Marine Holdings, Inc.	37,100	1,168,727
Toyota Motor Corp.	33,100	1,958,239
		18,870,295

Netherlands–4.99%

Heineken N.V.	32,187	2,259,728
ING Groep N.V. (b)	143,990	1,864,629
Koninklijke Philips N.V.	26,257	808,047
Nutreco N.V. (a)	40,093	1,707,418
		6,639,822

Singapore–2.78%

Avago Technologies Ltd.	23,520	1,631,818
DBS Group Holdings Ltd.	142,000	2,070,955
		3,702,773

Spain–0.54%

Acciona S.A. (b)	8,818	721,958

Sweden–3.86%

Sandvik AB (a)	193,001	2,424,373
SKF AB -Class B (a)	67,502	1,590,171
Svenska Handelsbanken AB -Class A	23,160	1,115,622
		5,130,166

Switzerland–8.77%

ABB Ltd.	110,845	2,550,223
Novartis AG -ADR	32,163	2,796,251
Roche Holding AG	8,733	2,537,001
Swisscom AG	1,622	899,650
TE Connectivity Ltd.	20,335	1,258,533
UBS AG	94,696	1,626,238
		11,667,896

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

	Shares	Value

Taiwan–1.41%

Taiwan Semiconductor Manufacturing Co. Ltd.	468,000	$1,878,350

United Kingdom–17.57%

British American Tobacco PLC	30,317	1,774,179
British Sky Broadcasting Group PLC	118,530	1,750,672
Diageo PLC	95,103	2,860,699
Imperial Tobacco Group PLC	35,484	1,536,747
Kingfisher PLC	184,525	931,348
Liberty Global PLC -Series A (a)(b)	26,998	1,123,117
Liberty Global PLC -Series C (b)	28,321	1,132,557
National Grid PLC	85,277	1,228,181
Rio Tinto PLC	62,959	3,598,494
Royal Dutch Shell PLC -Class A	65,766	2,704,181
SABMiller PLC	30,270	1,648,920
Schroders PLC	13,901	557,850
Standard Chartered PLC	122,051	2,531,956
		23,378,901

United States–4.71%

ACE Ltd.	12,113	1,212,511
Aon PLC	30,263	2,552,986
Eaton Corp. PLC	16,276	1,105,466
Schlumberger Ltd.	12,902	1,398,448
		6,269,411
Total Common Stocks & Other Equity Interests (Cost $124,135,778)		129,553,914

Money Market Funds–2.48%

Liquid Assets Portfolio –Institutional Class (c)	1,646,703	1,646,703
Premier Portfolio –Institutional Class (c)	1,646,702	1,646,702
Total Money Market Funds (Cost $3,293,405)		3,293,405
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.82% (Cost $127,429,183)		132,847,319

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–6.67%

Liquid Assets Portfolio - Institutional Class (Cost $8,879,881)(c)(d)	8,879,881	8,879,881
TOTAL INVESTMENTS–106.49% (Cost $136,309,064)		141,727,200
OTHER ASSETS LESS LIABILITIES–(6.49)%		(8,636,557)
NET ASSETS–100.00%		$133,090,643

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2014.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$8,399,429	$(8,399,429)	$ —

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Core Equity Fund

A.	Security Valuations – (Continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco International Core Equity Fund

E.	Foreign Currency Translations – (Continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $28,540,815 and from Level 2 to Level 1 of $417,194, due to foreign fair value adjustments.

Invesco International Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$1,291,231	$—	$1,291,231
Canada	14,655,035	—	—	14,655,035
China	—	1,614,934	—	1,614,934
Finland	—	2,427,334	—	2,427,334
France	1,139,624	14,503,571	—	15,643,195
Germany	6,441,771	1,814,220	—	8,255,991
Ireland	1,352,546	872,785	—	2,225,331
Israel	2,179,697	—	—	2,179,697
Italy	—	3,001,594	—	3,001,594
Japan	—	18,870,295	—	18,870,295
Netherlands	—	6,639,822	—	6,639,822
Singapore	1,631,818	2,070,955	—	3,702,773
Spain	—	721,958	—	721,958
Sweden	—	5,130,166	—	5,130,166
Switzerland	4,054,784	7,613,112	—	11,667,896
Taiwan	—	1,878,350	—	1,878,350
United Kingdom	2,255,674	21,123,227	—	23,378,901
United States	18,442,697	—	—	18,442,697
Total Investments	$52,153,646	$89,573,554	$—	$141,727,200

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $119,577,440 and $123,263,913, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,445,907
Aggregate unrealized (depreciation) of investment securities	(4,579,994)
Net unrealized appreciation of investment securities	$4,865,913
Cost of investments for tax purposes is $136,861,287.

Invesco International Core Equity Fund

Invesco International Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	IGR-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.43%

Australia–3.23%

Amcor Ltd.	12,880,354	$123,791,421
Brambles Ltd.	10,156,788	88,203,771
CSL Ltd.	856,838	53,638,240
		265,633,432

Belgium–1.46%

Anheuser-Busch InBev N.V.	1,108,064	119,785,610

Brazil–4.03%

Banco Bradesco S.A. -ADR	7,646,930	116,845,090
BM&FBovespa S.A.	27,295,600	145,534,838
BRF S.A.	2,795,800	68,496,730
		330,876,658

Canada–8.51%

Agrium Inc.	723,213	65,933,571
Canadian National Railway Co.	1,129,333	75,499,479
Cenovus Energy Inc.	2,231,565	68,545,457
CGI Group Inc. -Class A (a)	3,536,753	126,866,376
Encana Corp.	4,172,441	89,855,008
Fairfax Financial Holdings Ltd.	167,668	78,943,747
Suncor Energy, Inc.	4,710,047	193,404,388
		699,048,026

China–4.23%

Baidu, Inc. -ADR(a)	680,501	147,022,241
CNOOC Ltd.	24,081,093	42,727,720
Great Wall Motor Co. Ltd. -Class H	18,969,000	77,954,142
Industrial & Commercial Bank of China Ltd. -Class H	116,881,461	80,103,994
		347,808,097

Denmark–2.36%

Carlsberg AS -Class B	1,069,008	102,187,951
Novo Nordisk AS -Class B	1,983,382	91,524,101
		193,712,052

France–3.89%

Publicis Groupe S.A.	1,771,942	128,633,237
Schneider Electric S.E.	1,117,127	93,968,128
Total S.A.	1,501,530	96,846,934
		319,448,299

Germany–7.35%

adidas AG	812,077	64,595,893
Allianz S.E.	730,661	122,115,699
Deutsche Boerse AG	1,488,153	108,273,783
Deutsche Post AG	2,147,159	68,870,340
ProSiebenSat.1 Media AG	1,342,384	56,422,425
SAP S.E.	2,327,248	183,404,955
		603,683,095

	Shares	Value

Hong Kong–3.56%

Galaxy Entertainment Group Ltd.	20,996,090	$175,967,265
Hutchison Whampoa Ltd.	8,542,590	116,354,780
		292,322,045

Ireland–1.82%

Shire PLC	1,815,920	149,940,264

Israel–2.10%

Teva Pharmaceutical Industries Ltd. -ADR	3,228,070	172,701,745

Japan–6.39%

Denso Corp.	1,188,547	54,802,115
FANUC Corp.	481,212	83,368,563
Japan Tobacco, Inc.	2,787,300	97,257,367
Keyence Corp.	172,627	75,022,418
Komatsu Ltd.	3,463,328	76,173,134
Toyota Motor Corp.	2,349,330	138,989,446
		525,613,043

Mexico–1.85%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	425,082	39,910,949
Grupo Televisa S.A.B. -ADR	3,145,479	111,947,598
		151,858,547

Netherlands–1.09%

Unilever N.V.	2,172,876	89,441,781

Singapore–4.28%

Avago Technologies Ltd.	1,529,181	106,094,578
Keppel Corp. Ltd.	11,606,313	101,864,693
United Overseas Bank Ltd.	7,451,166	143,831,570
		351,790,841

South Korea–3.14%

Hyundai Mobis Co., Ltd.	416,380	123,845,849
Samsung Electronics Co., Ltd.	103,182	134,450,524
		258,296,373

Spain–1.02%

Amadeus IT Holding S.A. -Class A	2,139,740	84,141,018

Sweden–2.23%

Investor AB -Class B	2,698,565	96,987,296
Telefonaktiebolaget LM Ericsson -Class B	6,914,798	85,943,002
		182,930,298

Switzerland–7.56%

ABB Ltd.	4,303,442	99,009,741
Julius Baer Group Ltd.	1,746,494	74,073,679
Novartis AG	1,022,233	89,225,190
Roche Holding AG	549,203	159,547,523
Syngenta AG	286,613	101,909,411

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

	Shares	Value

Switzerland–(continued)

UBS AG	5,676,937	$97,491,483
		621,257,027

Taiwan–1.67%

Taiwan Semiconductor Manufacturing Co. Ltd.	34,139,887	137,022,771

Thailand–1.10%

Kasikornbank PCL -NVDR	14,046,800	90,694,663

Turkey–1.23%

Akbank T.A.S.	25,711,088	101,362,220

United Kingdom–18.33%

Aberdeen Asset Management PLC	11,164,981	77,494,025
British American Tobacco PLC	3,085,622	180,573,503
British Sky Broadcasting Group PLC	13,004,594	192,076,031
Centrica PLC	12,517,051	65,295,672
Compass Group PLC	10,309,765	167,792,181
Informa PLC	7,219,941	59,183,536
Kingfisher PLC	11,221,825	56,639,636
Next PLC	665,481	75,854,745
Reed Elsevier PLC	14,205,348	228,903,117
Royal Dutch Shell PLC -Class B	3,070,214	132,267,466
Smith & Nephew PLC	6,474,156	111,440,803
WPP PLC	7,967,706	158,517,373
		1,506,038,088
Total Common Stocks & Other Equity Interests (Cost $5,443,001,567)		7,595,405,993

Money Market Funds–6.91%

Liquid Assets Portfolio –Institutional Class (b)	284,041,703	284,041,703
Premier Portfolio –Institutional Class (b)	284,041,703	284,041,703
Total Money Market Funds (Cost $568,083,406)		568,083,406
TOTAL INVESTMENTS–99.34% (Cost $6,011,084,973)		8,163,489,399
OTHER ASSETS LESS LIABILITIES–0.66%		54,187,768
NET ASSETS–100.00%		$8,217,677,167

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco International Growth Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $1,377,110,948 and from Level 2 to Level 1 of $378,843,381, due to foreign fair value adjustments.

Invesco International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$265,633,432	$—	$265,633,432
Belgium	—	119,785,610		119,785,610
Brazil	330,876,658	—	—	330,876,658
Canada	699,048,026	—	—	699,048,026
China	147,022,241	200,785,856	—	347,808,097
Denmark	—	193,712,052		193,712,052
France	—	319,448,299		319,448,299
Germany	248,000,848	355,682,247	—	603,683,095
Hong Kong	—	292,322,045	—	292,322,045
Ireland	149,940,264	—	—	149,940,264
Israel	172,701,745	—	—	172,701,745
Japan	—	525,613,043	—	525,613,043
Mexico	151,858,547	—	—	151,858,547
Netherlands	—	89,441,781	—	89,441,781
Singapore	106,094,578	245,696,263	—	351,790,841
South Korea	—	258,296,373	—	258,296,373
Spain	—	84,141,018		84,141,018
Sweden	—	182,930,298		182,930,298
Switzerland	—	621,257,027	—	621,257,027
Taiwan	—	137,022,771		137,022,771
Thailand	—	90,694,663	—	90,694,663
Turkey	—	101,362,220	—	101,362,220
United Kingdom	294,198,789	1,211,839,299	—	1,506,038,088
United States	568,083,406	—	—	568,083,406
Total Investments	$2,867,825,102	$5,295,664,297	$—	$8,163,489,399

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $1,497,004,139 and $1,139,339,889, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,157,738,327
Aggregate unrealized (depreciation) of investment securities	(38,370,685)
Net unrealized appreciation of investment securities	$2,119,367,642
Cost of investments for tax purposes is $6,044,121,757

Invesco International Growth Fund

Invesco Select Opportunities Fund Quarterly Schedule of Portfolio Holdings July 31, 2014

invesco.com/us	SOPP-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks–69.00%

Brazil–4.06%

CETIP S.A. - Mercados Organizados	97,594	$1,376,138

Canada–3.20%

Martinrea International Inc.	91,950	1,082,013

China–3.81%

Hollysys Automation Technologies Ltd. (a)	58,457	1,290,731

France–5.95%

Euler Hermes S.A.	1,153	134,538
Ipsos	32,589	883,358
Vicat S.A.	12,523	995,957
		2,013,853

Hong Kong–1.29%

Fairwood Holdings Ltd.	203,000	437,427

Ireland–6.41%

DCC PLC	18,645	1,062,441
UDG Healthcare PLC	184,969	1,109,788
		2,172,229

Netherlands–7.79%

Aalberts Industries N.V.	23,478	713,981
Kendrion N.V.	30,333	943,383
SBM Offshore N.V. (a)	73,181	979,575
		2,636,939
Norway–2.25%

Prosafe S.E.	102,686	762,087

United Kingdom–3.56%

Alent PLC	185,317	1,043,136
Charles Taylor PLC	39,867	161,528
		1,204,664

United States–30.68%

Alere, Inc. (a)	22,058	882,320
Alliance Data Systems Corp. (a)	2,033	533,236
American Public Education Inc. (a)	26,938	961,687
Booz Allen Hamilton Holding Corp.	42,581	947,001
Cubic Corp.	13,146	576,583
Global Payments Inc.	11,515	797,644
International Rectifier Corp. (a)	29,981	744,728
ION Geophysical Corp. (a)	82,113	307,924
Mitel Networks Corp. (a)	106,182	1,175,472
Performant Financial Corp. (a)	124,690	1,195,777
Rovi Corp. (a)	43,484	1,016,221

	Shares	Value

United States–(continued)

Ultra Petroleum Corp. (a)	54,590	$1,251,203
		10,389,796
Total Common Stocks (Cost $21,297,148)		23,365,877

Money Market Funds–29.37%

Liquid Assets Portfolio –Institutional Class (b)	4,973,564	4,973,564
Premier Portfolio –Institutional Class (b)	4,973,563	4,973,563
Total Money Market Funds (Cost $9,947,127)		9,947,127
TOTAL INVESTMENTS–98.37% (Cost $31,244,275)		33,313,004
OTHER ASSETS LESS LIABILITIES–1.63%		553,085
NET ASSETS–100.00%		$33,866,089

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Select Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Select Opportunities Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Select Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $1,986,519, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$1,376,138	$—	$—	$1,376,138
Canada	1,082,013	—	—	1,082,013
China	1,290,731	—	—	1,290,731
France	1,017,896	995,957	—	2,013,853
Hong Kong	437,427	—	—	437,427
Ireland	1,109,788	1,062,441	—	2,172,229
Netherlands	—	2,636,939	—	2,636,939
Norway	—	762,087	—	762,087
United Kingdom	161,528	1,043,136	—	1,204,664
United States	20,336,923	—	—	20,336,923
Total Investments	$26,812,444	$6,500,560	$—	$33,313,004

Invesco Select Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $16,644,051 and $1,126,946, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,750,334
Aggregate unrealized (depreciation) of investment securities	(681,605)
Net unrealized appreciation of investment securities	$2,068,729
Cost of investments is the same for tax and financial reporting purposes.

Invesco Select Opportunities Fund

Item 2. Controls and Procedures.

(a)	As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.